Unit-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1.1	$ 1.3	$ 1.5
Restricted unit-based compensation granted to Partnership's employee	32,054	31,961	36,878
Restricted units expense				$ 1.2	$ 1.0	$ 1.0
Restricted units, vesting period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Description				Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	10,447				9,521	7,362
Aggregate value of units issued	$ 0.4